Property, Plant and Equipment ('PP&E') (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Property, Plant and Equipment
Carrying amount at beginning of period	€ 1,864,000	€ 2,505,000
Additions		312,000
Depreciation		953,000
Movement for the period		(641,000)
Carrying amount at end of period	2,440,000	1,864,000
Right-of-use assets			€ 2,359,000
Research and development costs
Property, Plant and Equipment
Depreciation	1,583,000	725,000
General and administrative costs
Property, Plant and Equipment
Depreciation	469,000	228,000
Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	776,000	1,054,000
Additions		18,000
Depreciation		296,000
Movement for the period		(278,000)
Carrying amount at end of period	1,225,000	776,000
Right-of-use assets	606,000	0
Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	797,000	935,000
Additions		281,000
Depreciation		419,000
Movement for the period		(138,000)
Carrying amount at end of period	1,058,000	797,000
Other
Property, Plant and Equipment
Carrying amount at beginning of period	291,000	516,000
Additions		13,000
Depreciation		238,000
Movement for the period		(225,000)
Carrying amount at end of period	157,000	291,000
IFRS16
Property, Plant and Equipment
Carrying amount at beginning of period	4,223,000
Additions		835,000
Depreciation		2,052,000
Effect of lease modification (note 21)		(566,000)
Movement for the period		(1,783,000)
Carrying amount at end of period		4,223,000
Effect of initial application of IFRS 16 Leases (note 21)		2,359,000
Right-of-use assets	606,000		€ 2,359,000
IFRS16 | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	3,135,000
Additions		141,000
Depreciation		1,485,000
Effect of lease modification (note 21)		(566,000)
Movement for the period		(1,910,000)
Carrying amount at end of period		3,135,000
Effect of initial application of IFRS 16 Leases (note 21)		2,359,000
IFRS16 | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	797,000
Additions		694,000
Depreciation		433,000
Movement for the period		261,000
Carrying amount at end of period		797,000
IFRS16 | Other
Property, Plant and Equipment
Carrying amount at beginning of period	291,000
Depreciation		134,000
Movement for the period		(134,000)
Carrying amount at end of period		291,000
Cost
Property, Plant and Equipment
Carrying amount at beginning of period	5,481,000	5,169,000
Carrying amount at end of period	8,109,000	5,481,000
Cost | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	1,874,000	1,856,000
Carrying amount at end of period	3,808,000	1,874,000
Cost | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	2,285,000	2,004,000
Carrying amount at end of period	2,979,000	2,285,000
Cost | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,322,000	1,309,000
Carrying amount at end of period	1,322,000	1,322,000
Cost | IFRS16
Property, Plant and Equipment
Carrying amount at beginning of period	7,840,000
Carrying amount at end of period		7,840,000
Cost | IFRS16 | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	4,233,000
Carrying amount at end of period		4,233,000
Cost | IFRS16 | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	2,285,000
Carrying amount at end of period		2,285,000
Cost | IFRS16 | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,322,000
Carrying amount at end of period		1,322,000
Accumulated depreciation
Property, Plant and Equipment
Carrying amount at beginning of period	(3,617,000)	(2,664,000)
Carrying amount at end of period	(5,669,000)	(3,617,000)
Accumulated depreciation | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(1,098,000)	(802,000)
Carrying amount at end of period	(2,583,000)	(1,098,000)
Accumulated depreciation | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(1,488,000)	(1,069,000)
Carrying amount at end of period	(1,921,000)	(1,488,000)
Accumulated depreciation | Other
Property, Plant and Equipment
Carrying amount at beginning of period	(1,031,000)	(793,000)
Carrying amount at end of period	(1,165,000)	(1,031,000)
Accumulated depreciation | IFRS16
Property, Plant and Equipment
Carrying amount at beginning of period	(3,617,000)
Carrying amount at end of period		(3,617,000)
Accumulated depreciation | IFRS16 | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(1,098,000)
Carrying amount at end of period		(1,098,000)
Accumulated depreciation | IFRS16 | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(1,488,000)
Carrying amount at end of period		(1,488,000)
Accumulated depreciation | IFRS16 | Other
Property, Plant and Equipment
Carrying amount at beginning of period	€ (1,031,000)
Carrying amount at end of period		€ (1,031,000)